Nature of Operations and Summary of Significant Accounting Policies (Detail) - Core Deposits [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount, Core deposits	$ 812
Accumulated Amortization, Core deposits	$ 812	$ 746